Employee Defined Contribution Plan and Defined Benefit Plan (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Present value of the defined benefit obligation	$ 59,500	378,003	[1]	346,209	[1]
Fair value of plan assets	(38,800)	(246,500)	[1]	(261,240)	[1]
Deficit in the plan		131,504		90,832

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.